FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of assets and liabilities measured at fair value on recurring and nonrecurring basis

(In thousands)	Fair Value at
Description	December 31, 2022	Level 1	Level 2	Level 3
Investments classified as Current and non-Current Assets
Investments in common stock	$2,763	$2,763	$—	$—
Investment in warrants - Designated as investment measured at FVTPL	$164	$—	$164	$—
Investment in convertible loan - AFS	$281	$—	$—	$281
Investment in convertible loan - Designated as investment measured at FVTPL	$482	$—	$—	$482

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at	Valuation	Unobservable
Description	December 31, 2022	Techniques	Input	Average/Median
Investment in convertible loan - Designated as investment measured at FVTPL	$482	Discounted cash flow	Discount rate	20%/20%

(In thousands)	Fair Value at
Description	December 31, 2021	Level 1	Level 2	Level 3
Investments classified as Current and non-Current Assets
Investments in common stock	$9,868	$9,868	$—	$—
Investment in warrants - Designated as investment measured at FVTPL	$591	$—	$591	$—
Investment in convertible loan - AFS	$268	$—	$—	$268
Investment in convertible loan - Designated as investment measured at FVTPL	$5,576	$—	$—	$5,576

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at	Valuation	Unobservable
Description	December 31, 2021	Techniques	Input	Average/Median
Investment in convertible loan - Designated as investment measured at FVTPL	$5,576	Discounted cash flow	Discount rate	20%/20%

Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of quantitative information about level 3 fair value measurements

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at
	September 29, 2020
Description	(remeasurement date)	Valuation Techniques	Unobservable Input	Average/Median
Investment in equity securities using measurement alternative	$26,059	Market approach	Multiples of selected comparable companies	5.3/1.1

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at
	October 23, 2021
Description	(remeasurement date)	Valuation Techniques	Unobservable Input	Average/Median
Investment in equity securities using measurement alternative	$32,308	Market approach	Expected volatility	59%/58%